Document and Entity Information	Nov. 05, 2019
Cover [Abstract]
Entity Registrant Name	FRONTIER COMMUNICATIONS CORP
Amendment Flag	false
Entity Central Index Key	0000020520
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-11001
Entity Tax Identification Number	06-0619596
Entity Address, Address Line One	401 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	(203)
Local Phone Number	614-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.25 par value
Trading Symbol	FTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false